Income Taxes	6 Months Ended
Jun. 30, 2026
Income Tax Disclosure [Abstract]
Income Taxes

13. Income Taxes

Prior to the Business Combination, the Predecessor’s primary operations were classified as a partnership for federal income tax purposes were not directly subject to income taxes under the provisions of the Internal Revenue Code and applicable state laws. Therefore, taxable income was reported to the individual partners for inclusion in their respective tax returns and no provision for federal and state income taxes has been included in the Predecessor financial statements. The Predecessor was subject to State of Texas franchise tax, calculated based on gross margin multiplied by the applicable state tax rate subject to certain provisions and adjustments; associated taxes have been reported within State franchise tax expense within the unaudited condensed consolidated statements of operations.

Following the Business Combinations, AIAI and the Portfolio Companies, inclusive of the Predecessor, form a single tax filing group for federal and certain state income taxes. For the Successor period from May 7, 2026 through June 30, 2026, the Company recorded income tax benefit of $5.7 million resulting in an effective tax rate of 12.7%. The Company’s effective tax rate for the interim period differs from statutory rates primarily due to non-deductible transaction-related expenses associated with Acquisitions.